Employee benefits - Net defined benefit obligations - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in net defined benefit liability (asset) [abstract]
Net interest on the defined benefit liability	€ 21	€ 28	€ 29
Actuarial losses/(gains) arising from changes of assumptions	16	(80)	53
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	4,009	4,009	3,896
Service cost	154	173	455
Net interest on the defined benefit liability	29	37	38
Actuarial losses/(gains) arising from changes of assumptions	67	190	19
Actuarial losses/(gains) arising from experience	212	292	74
Benefits paid	(738)	(640)	(493)
Other	(6)	(52)	20
Total-closing balance	3,727	4,009	4,009
Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	37	115	€ (16)
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	547
Service cost	2
Net interest on the defined benefit liability	10
Actuarial losses/(gains) arising from changes of assumptions	5
Actuarial losses/(gains) arising from experience	(15)
Benefits paid	(19)
Other	(12)
Total-closing balance	518	547
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	12
Capital-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	766
Service cost	47
Net interest on the defined benefit liability	17
Actuarial losses/(gains) arising from changes of assumptions	13
Actuarial losses/(gains) arising from experience	4
Benefits paid	(27)
Other	6
Total-closing balance	826	766
Capital-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	23
Other post-employment benefits [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	74
Service cost	1
Net interest on the defined benefit liability	1
Actuarial losses/(gains) arising from changes of assumptions	(3)
Benefits paid	(3)
Total-closing balance	70	74
Other post-employment benefits [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	(3)
French part-time for seniors plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	1,956
Service cost	35
Net interest on the defined benefit liability	(1)
Actuarial losses/(gains) arising from changes of assumptions	52
Actuarial losses/(gains) arising from experience	223
Benefits paid	(621)
Total-closing balance	1,644	1,956
French part-time for seniors plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	5
Other long-term benefits [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	666
Service cost	69
Net interest on the defined benefit liability	2
Benefits paid	(68)
Total-closing balance	€ 669	€ 666